Condensed Consolidating Statements of Cash Flows (Details) - USD ($) $ in Thousands	1 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Aug. 31, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net cash provided by operating activities	$ 13,170	$ 115,615	$ 74,458	$ 104,503	$ 150,204	$ 190,527
Investing activities:
Capital expenditures	(1,123)	(7,100)	(11,513)	(14,903)	(14,393)	(9,178)
Cost of subscriber accounts acquired	(8,012)	(83,814)	(111,531)	(140,450)	(142,909)	(201,381)
Net cash used in investing activities	(9,135)	(90,914)	(123,044)	(155,353)	(157,302)	(210,559)
Financing activities:
Proceeds from long-term debt	5,000	253,100	218,950	248,800	187,950	1,280,700
Payments on long-term debt	(5,000)	(379,666)	(136,600)	(184,100)	(175,250)	(1,238,059)
Payments of financing costs	0	(7,404)	(5,015)	(9,682)	0	(16,946)
Value of shares withheld for share-based compensation	0	(18)	(83)	(93)	(477)	(121)
Dividend to Ascent Capital				(5,000)	(5,000)	(5,000)
Net cash (used in) provided by financing activities	0	(2,438)	72,252	49,925	7,223	20,574
Net increase in cash, cash equivalents and restricted cash	4,035	22,263	23,666	(925)	125	542
Cash, cash equivalents and restricted cash at beginning of period	24,640	2,377	3,302	3,302	3,177	2,635
Cash, cash equivalents and restricted cash at end of period	$ 28,675	24,640	26,968	2,377	3,302	3,177
Eliminations
Operating activities:
Net cash provided by operating activities				0	0	0
Investing activities:
Capital expenditures				0	0	0
Cost of subscriber accounts acquired				0	0	0
Net cash used in investing activities				0	0	0
Financing activities:
Proceeds from long-term debt				0	0	0
Payments on long-term debt				0	0	0
Payments of financing costs				0		0
Value of shares withheld for share-based compensation				0	0	0
Dividend to Ascent Capital				0	0	0
Net cash (used in) provided by financing activities				0	0	0
Net increase in cash, cash equivalents and restricted cash				0	0	0
Cash, cash equivalents and restricted cash at beginning of period		0	0	0	0	0
Cash, cash equivalents and restricted cash at end of period				0	0	0
Parent Issuer
Operating activities:
Net cash provided by operating activities				102,569	147,350	181,384
Investing activities:
Capital expenditures				(14,327)	(13,213)	(7,997)
Cost of subscriber accounts acquired				(138,986)	(140,394)	(193,790)
Net cash used in investing activities				(153,313)	(153,607)	(201,787)
Financing activities:
Proceeds from long-term debt				248,800	187,950	1,280,700
Payments on long-term debt				(184,100)	(175,250)	(1,238,059)
Payments of financing costs				(9,682)		(16,946)
Value of shares withheld for share-based compensation				(93)	(477)	(121)
Dividend to Ascent Capital				(5,000)	(5,000)	(5,000)
Net cash (used in) provided by financing activities				49,925	7,223	20,574
Net increase in cash, cash equivalents and restricted cash				(819)	966	171
Cash, cash equivalents and restricted cash at beginning of period		1,886	2,705	2,705	1,739	1,568
Cash, cash equivalents and restricted cash at end of period				1,886	2,705	1,739
Subsidiary Guarantors
Operating activities:
Net cash provided by operating activities				1,934	2,854	9,143
Investing activities:
Capital expenditures				(576)	(1,180)	(1,181)
Cost of subscriber accounts acquired				(1,464)	(2,515)	(7,591)
Net cash used in investing activities				(2,040)	(3,695)	(8,772)
Financing activities:
Proceeds from long-term debt				0	0	0
Payments on long-term debt				0	0	0
Payments of financing costs				0		0
Value of shares withheld for share-based compensation				0	0	0
Dividend to Ascent Capital				0	0	0
Net cash (used in) provided by financing activities				0	0	0
Net increase in cash, cash equivalents and restricted cash				(106)	(841)	371
Cash, cash equivalents and restricted cash at beginning of period		491	597	597	1,438	1,067
Cash, cash equivalents and restricted cash at end of period				491	597	1,438
Non-Guarantors
Operating activities:
Net cash provided by operating activities				0	0	0
Investing activities:
Capital expenditures				0	0	0
Cost of subscriber accounts acquired				0	0	0
Net cash used in investing activities				0	0	0
Financing activities:
Proceeds from long-term debt				0	0	0
Payments on long-term debt				0	0	0
Payments of financing costs				0		0
Value of shares withheld for share-based compensation				0	0	0
Dividend to Ascent Capital				0	0	0
Net cash (used in) provided by financing activities				0	0	0
Net increase in cash, cash equivalents and restricted cash				0	0	0
Cash, cash equivalents and restricted cash at beginning of period		$ 0	$ 0	0	0	0
Cash, cash equivalents and restricted cash at end of period				$ 0	$ 0	$ 0